TRADE AND OTHER PAYABLES (Details) - CAD ($)	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Trade payables	$ 197,111	$ 119,013
Accrued liabilities	8,267	31,200
Trade and other payables	$ 237,355	$ 150,213